Investments and Advances-Other, Current (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Investments and Advances [Line Items]
Investments and advances - other, current	¥ 14,875	¥ 4,559
Corporate debt securities
Investments and Advances [Line Items]
Investments and advances - other, current	1,553	1,404
U.S. government agency debt securities
Investments and Advances [Line Items]
Investments and advances - other, current		822
Advances
Investments and Advances [Line Items]
Investments and advances - other, current	926	824
Certificates of deposit
Investments and Advances [Line Items]
Investments and advances - other, current	1,550	1,509
Other
Investments and Advances [Line Items]
Investments and advances - other, current	¥ 10,846